UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from August 9, 2007 to September 10, 2007

Commission File Number of issuing entity: 333-139944-01

HOLMES MASTER ISSUER PLC

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-139944

HOLMES FUNDING LIMITED

(Exact name of depositor as specified in its charter)

ABBEY NATIONAL PLC

(Exact name of sponsor as specified in its charter)

England and Wales

(State or other jurisdiction of incorporation or organization of the issuing entity)

N/A

(I.R.S. Employer Identification No.)

Abbey National House

2 Triton Square

Regent’s Place

London   NW1 3AN

United Kingdom

(Address of principal executive offices of the issuing entity)

+44 (0)20 7612 4000

(Telephone number, including area code)

None

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange
Title of class				(If Section 12(b))
Series 2007-1, Class 1A1	[___]	[___]	☒	None
Series 2007-1, Class 2A	[___]	[___]	☒	None
Series 2007-1, Class 3A1	[___]	[___]	☒	None
Series 2007-1, Class 4A	[___]	[___]	☒	None
Series 2007-1, Class 1B1	[___]	[___]	☒	None
Series 2007-1, Class 1C1	[___]	[___]	☒	None
Series 2007-1, Class 2C1	[___]	[___]	☒	None
Series 2007-2, Class 1A1	[___]	[___]	☒	None
Series 2007-2, Class 2A1	[___]	[___]	☒	None
Series 2007-2, Class 3A1	[___]	[___]	☒	None
Series 2007-2, Class 4A	[___]	[___]	☒	None

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Series 2007-2, Class 1B	[___]	[___]	☒	None
Series 2007-2, Class 2B1	[___]	[___]	☒	None
Series 2007-2, Class 2M1	[___]	[___]	☒	None
Series 2007-2, Class 1C	[___]	[___]	☒	None
Series 2007-2, Class 2C1	[___]	[___]	☒	None

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X. No ......

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PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

A distribution was made on September 15, 2007 by the Bank of New York, as principal paying agent on behalf of the issuing entity, to the holders of the notes listed above.

The description of the distribution and pool performance for the distribution period from August 9, 2007 to September 10, 2007 is provided in the monthly statements attached as Exhibit 99.1 and Exhibit 99.2 to this Form 10-D.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Series 2007-1 notes dated March 27, 2007 (the “2007-1 Prospectus Supplement”) and the related Prospectus dated March 21, 2007 (together with the 2007-1 Prospectus Supplement, the “2007-1 Prospectus”) of Holmes Master Issuer plc (the “issuing entity”) filed with the Securities and Exchange Commission (the “SEC”) on March 27, 2007 pursuant to Rule 424(b)(5) under the Securities Act of 1933, as amended (the “Securities Act”).

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.2 is included in the Prospectus Supplement relating to the Series 2007-2 notes dated June 7, 2007 (the “2007-2 Prospectus Supplement”) and the related Prospectus dated May 23, 2007 (together with the 2007-2 Prospectus Supplement, the “2007-2 Prospectus”) of Holmes Master Issuer plc (the “issuing entity”) filed with the Securities and Exchange Commission (the “SEC”) on June 11, 2007 pursuant to Rule 424(b)(5) under the Securities Act of 1933, as amended (the “Securities Act”).

PART II – OTHER INFORMATION

Item 8. Other Information.

Pursuant to Item 1115 of Regulation AB under the Securities Act of 1933, as amended, Holmes Master Issuer PLC (the “Registrant”) has entered into an ISDA Novation Agreement, dated as of August 15, 2007 (the “Novation Agreement”), with The Bank of New York, London Branch (the “Securities Trustee”), Credit Suisse (USA), Inc. (“CSUSA”) and Credit Suisse, London Branch (“Credit Suisse”).

With effect from and including August 15, 2007, pursuant to the Novation Agreement, CSUSA transferred by novation, and Credit Suisse accepted the transfer by novation of, all the rights, liabilities, duties and obligations of CSUSA under and in respect of the three currency swap transactions evidenced by a confirmation dated March 28, 2007 between the Registrant, CSUSA and the Securities Trustee and subject to an ISDA Master Agreement dated March 19, 2007 between the Registrant, CSUSA and the Securities Trustee. The Registrant and Credit Suisse have entered into a new transaction for each of the three currency swap transactions previously entered into and a new ISDA Master Agreement (including a related ISDA Credit Support Annex) in respect of each such transaction. The terms of each of these transactions are substantially identical to the original confirmations entered into between the Registrant and CSUSA, forms of which have been previously filed with the Commission by the Registrant on Form S-3/A on March 7, 2007. As a result of entering into the Novation Agreement, the Registrant and CSUSA have released and discharged, with effect from and including August 15, 2007, their respective obligations under and in respect of the prior transactions entered into on March 28, 2007 and the ISDA Master Agreement dated March 19, 2007.

Item 9. Exhibits.

Exhibit No.	Description
8.1	ISDA Novation Agreement, dated as of August 15, 2007
99.1	2007-1 Monthly Statement to Noteholders
99.2	2007-2 Monthly Statement to Noteholders

SIGNATURES

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Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Holmes Funding Limited, as depositor
Date: 27th September 2007	By: /s/ Jessica Petrie Name: Jessica Petrie Title: Authorised Signatory

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